Provisions (Tables)	12 Months Ended
Dec. 31, 2025
Provisions [Abstract]
Schedule of Provisions	(a)This balance is made up as follows:
	Workers’ profit-sharing (b)	Long-term incentive plan (c)	Quarry Rehabilitation provision (d)	Provision of legal contingencies	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)

At January 1, 2024	34,328	29,683	17,676	2,276	83,963
Additions (b) and note 20	39,223	7,167	-	-	46,390
Exchange difference	-	-	234	-	234
Unwinding of discounts, note 22	-	431	125	-	556
Change in estimate	-	-	1,250	-	1,250
Payments and advances	(35,288)	(23,343)	(280)	(1,073)	(59,984)
At December 31, 2024	38,263	13,938	19,005	1,203	72,409

Current portion	38,263	6,000	-	-	44,263
Non-current portion	-	7,938	19,005	1,203	28,146
	38,263	13,938	19,005	1,203	72,409

At January 1, 2025	38,263	13,938	19,005	1,203	72,409
Additions (b) and note 20	45,352	4,925	-	-	50,277
Exchange difference	-	-	(1,827)	-	(1,827)
Unwinding of discounts, note 22	-	860	152	-	1,012
Change in estimate	-	-	2,267	-	2,267
Payments and advances	(39,251)	(7,190)	(1,003)	-	(47,444)
At December 31, 2025	44,364	12,533	18,594	1,203	76,694

Current portion	44,364	3,325	-	-	47,689
Non-current portion	-	9,208	18,594	1,203	29,005
	44,364	12,533	18,594	1,203	76,694
(b)	Workers’ profit sharing -

In accordance with Peruvian legislation, the Group is obliged to pay its employees profit sharing of between 8% and 10% of annual taxable income. Distributions to employees under the plan are based 50% on the number of days that each employee worked during the preceding year and 50% on proportionate annual salary levels.

(c)	Long-term incentive plan -

In 2011, the Group implemented a compensation plan for its key management. This long-term benefit is payable in cash, based on the salary of each officer and depends on the years of service of each officer in the Group. According to the latest plan update, the executive would receive the equivalent of an annual salary for each year of service beginning to accrue from 2019. This benefit accrues and accumulates for each officer and is payable in two installments: the first payment will be made on the sixth year after the creation of this bonus plan, and the last payment will be made on the ninth year from the creation of the plan. If the executive decides to voluntarily leave the Group before a scheduled distribution, they will not receive this compensation. The Group used the Projected Unit Credit Method to determine the present value of this deferred obligation and the related current deferred cost, considering the expected increases in salary base and the corresponding current government bond discount rate (risk-free rate).

(d)	Quarry Rehabilitation provision -

As of December 31, 2025 and 2024, it corresponds to the provision for the future costs of rehabilitating the quarries exploited in Group operations. The provision has been created based on studies made by internal specialists. Management believes that the assumptions used, based on current economic environment, are a reasonable basis upon which to estimate the future liability. These estimates are reviewed regularly to consider any material change to the assumptions. However, actual quarry rehabilitation costs will ultimately depend upon future market prices for the necessary decommissioning works required to reflect future economic conditions.

Future cash flows have been estimated based on financial budgets approved by Management. The range of the risk-free discount rate in dollars used in the calculation of the provision as of December 31, 2025 was from 0.49 to 4.84 percent (from 0.53 to 4.86 percent as of December 31, 2024).

Management expects to incur a significant part of this obligation in the medium and long-term. The Group estimates that this liability is sufficient according to the current environmental protection laws approved by the Ministry of Energy and Mines of Peru.

Schedule of Workers’ Profit Sharing

The workers’ profit sharing is recognized in the following line items:

	2025	2024	2023
	S/(000)	S/(000)	S/(000)

Cost of sales, note 20	21,094	19,334	15,244
Administrative expenses, note 20	20,891	15,669	15,210
Selling and distribution expenses, note 20	3,270	4,139	3,804
Investment	97	81	1,000

	45,352	39,223	35,258